Significant events in the three-month period ended June 30, 2023	6 Months Ended
Jun. 30, 2023
Significant Events In Three-month Period Ended June 30 2023
Significant events in the three-month period ended June 30, 2023

3.	Significant events in the three-month period ended June 30, 2023

	Notes	Income Statement	Cash Flow
Reversal of deferred income tax related to the Renova Foundation	23(c)	(1,078)	-
Notes offering	9(c)	-	1,500
Bond tender offers	9(c)	(22)	(500)

Reversal of deferred income tax related to the Renova Foundation - In May 2023, the Company has entered, together with BHP Billiton Brasil Ltda. (“BHPB”), Samarco Mineração S.A. (“Samarco”) and certain creditors which hold together more than 50% of Samarco’s notes claims and uncovered bank debt claims, into a binding agreement to setting the parameters of Samarco’s debt restructuring to be implemented through a consensual restructuring plan, subject for approval by the creditors and confirmed by the Judicial Reorganization (“JR”) court.

Under the agreement, Vale and BHPB will no longer be allowed to make direct payments to the Renova Foundation, instead they will have to make capital contributions to Samarco, which will be responsible to fund Renova. Therefore, following the change in the procedure to provide these contributions, Vale will no longer deduct these cash outflows from its income tax computation, resulting in the reversal of the deferred tax asset in the amount of US$1,078, recorded in the income statement and presented as “Income taxes”. Further details are presented in note 23 of these interim financial statements.

Notes offering - In June 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year and maturing in 2033.

Bond tender offers - In June 2023, Vale redeemed notes in the total amount of US$500, and paid a premium of US$22, recorded in the income statement and presented as “Bond premium repurchase” in note 6 – Financial results.

Strategic partnership on the Energy Transition Metals business – In July 2023 (subsequent event), the Company signed a binding agreement with Manara Minerals, a joint venture between Ma’aden and Saudi Arabia’s Public Investment Fund, under which Manara Minerals will make an equity investment in Vale Base Metals Limited (“VBM”), the holding entity for Vale’s Energy Transition Metals Business. At the same time, Vale and Engine No. 1 entered into another binding agreement for an equity investment in VBM. As a result of both agreements, the investors will hold a combined 13% equity interest in VBM for the consideration of approximately US$3.4 billion, which will be contributed to VBM thereby diluting Vale to an 87% stake.

Therefore, the Company will retain control over VBM and this agreement shall be accounted for as an equity transaction with any result being recognized in shareholder’s equity upon closing of the transaction, which is expected to take place in 2024, subject to precedent condition, including the approval of the relevant antitrust and regulatory authorities.